SHAREHOLDERS' EQUITY (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, par value		0.6		0.6
Number of shares, Authorized	50,000,000	50,000,000	50,000,000	50,000,000
Number of shares, Issued	10,142,762	10,142,762	10,142,762	10,142,762
Number of shares, Outstanding	10,142,762	10,142,762	10,142,762	10,142,762
Ordinary shares, Amount	$ 1,985		$ 1,985